EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of the income and share data used in the basic and diluted earnings per share
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	For the six months ended June 30,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2026	2025

Net Income	$42,525	$61,446
Less: dividends attributable to the common shares under share-based compensation plan	988	797
Net income available to common shareholders	$41,537	$60,649
Weighted average number of shares – basic	41,997,760	44,185,495
Common shares under share-based compensation plan	311,065	332,932
Weighted average number of shares – diluted	42,308,825	44,518,427
Basic earnings per share	$0.99	$1.37
Diluted earnings per share	$0.98	$1.36